Transactions with related parties (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefits [Abstract]
Defined contribution supplementary pension plans	R$ 474,378	R$ 473,663	R$ 251,250
Total	R$ 474,378	R$ 473,663	R$ 251,250